Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill

	March 31, 2014	March 31, 2013
Hydrogen On Demand Intellectual Property	$650,000	$650,000
ACT Intellectual Property	-	350,000
Other	1,000	1,000

Subtotal	651,000	1,001,000
Less: accumulated amortization	(227,500)	(162,500)

Total intangible assets, net	$423,500	$838,500